ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$889,533	$-
Total	$889,533	-

Accounts receivable are recorded at the invoiced amount when control of the goods is transferred to the customer. The Company’s standard credit terms require payment within 30 days following the customer’s receipt of the goods. All trade receivables are non-interest-bearing.

On January 1, 2023, the Company assessed the credit loss for accounts receivable and retention receivable in accordance with ASU 2016-13 (Topic 326) and the impact of adoption on the Company’s account receivable.

During the years ended December 31, 2025 and 2024, the Company evaluates the need for allowance for credit losses based on specifically identified amounts and aging portfolio that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required. The full amount of the receivable as at December 31, 2025 was collected subsequently in 2026.